Shareholder Fees {- Fidelity® Dividend Growth Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Dividend Growth Fund K PRO-12 | Fidelity® Dividend Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none